Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Amortization expenses for finite-lived intangible assets		$ 19,219
Research and Development Expense [Member]
Intangible Assets, Net [Line Items]
Impairment loss on intangible assets			$ 519,496
Other Operating Expenses [Member]
Intangible Assets, Net [Line Items]
Impairment loss on intangible assets		$ 128,128	$ 1,841